Consolidated statement of income $ in Millions	12 Months Ended
	Dec. 31, 2019 € / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Consolidated statement of income
Sales		$ 200,316		$ 209,363	$ 171,493
Excise taxes		(24,067)		(25,257)	(22,394)
Revenues from sales		176,249		184,106	149,099
Purchases, net of inventory variation		(116,221)		(125,816)	(99,411)
Other operating expenses		(27,255)		(27,484)	(24,966)
Exploration costs		(785)		(797)	(864)
Depreciation, depletion and impairment of tangible assets and mineral interests		(15,731)		(13,992)	(16,103)
Other income		1,163		1,838	3,811
Other expense		(1,192)		(1,273)	(1,034)
Financial interest on debt		(2,333)		(1,933)	(1,396)
Financial income and expense from cash & cash equivalents		(19)		(188)	(138)
Cost of net debt		(2,352)		(2,121)	(1,534)
Other financial income		792		1,120	957
Other financial expense		(764)		(685)	(642)
Net income (loss) from equity affiliates		3,406		3,170	2,015
Income taxes		(5,872)		(6,516)	(3,029)
Consolidated net income		11,438		11,550	8,299
Group share		11,267		11,446	8,631
Non-controlling interests		$ 171		$ 104	$ (332)
Earnings per share (in dollars or Euros per share) | (per share)	€ 3.75	$ 4.20	€ 3.62	$ 4.27	$ 3.36
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	€ 3.72	$ 4.17	€ 3.59	$ 4.24	$ 3.34